Financial Instruments-risk management (Schedule of Gearing Ratios) (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Financial Instruments-risk management
Total Equity	$ 203,291	$ 176,020	$ 115,585	$ (61,945)
Net Debt	389,583	367,945
Working capital	$ 61,438	$ 39,184